                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4018

                      (Investment Company Act File Number)

                           Federated High Yield Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Fiscal year ended 2/28/05
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Yield Trust

ANNUAL SHAREHOLDER REPORT

February 28, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$6.04		$5.43	$5.81	$7.02		$8.03
Income From Investment Operations:
Net investment income	0.49		0.48	0.52	0.66	[1,2]	0.79
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19		0.61	(0.38)	(1.20	) [1]	(0.98)
TOTAL FROM INVESTMENT OPERATIONS	0.68		1.09	0.14	(0.54)		(0.19)
Less Distributions:
Distributions from net investment income	(0.49)		(0.48)	(0.52)	(0.67)		(0.82)
Net Asset Value, End of Period	$6.23		$6.04	$5.43	$5.81		$7.02
Total Return [4]	11.74	% [3]	20.68%	2.73%	(7.84)%		(2.27)%

Ratios to Average Net Assets:
Expenses	0.94%		0.96%	0.95%	0.91%		0.88%
Net investment income	7.46%		7.71%	9.08%	10.59	% [1]	10.65%
Expense waiver/reimbursement [5]	0.28%		0.20%	0.22%	0.26%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$409,355		$497,313	$519,838	$531,559		$680,130
Portfolio turnover	48%		68%	64%	59%		38%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.34% on the total return. See Notes to Financial Statements (Note 5).

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) redemption/ exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/ exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,068.30	$4.67
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.28	$4.56

1 Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

This report covers Federated High Yield Trust's fiscal year period from March 1, 2004, through February 28, 2005. The fund's total return, based on net asset value, for the 12-month reporting period was 11.74%. The total return consisted of 8.59% of dividends and 3.15% appreciation in the net asset value of the shares. The total return of the Lehman Brothers U.S. Corporate High-Yield Bond Index, a broad-based securities market index (LBHYBI), was 10.79% during the 12-month reporting period. 1 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs, and other expenses which were not reflected in the total return of the LBHYBI.

During the reporting period, the most significant factors affecting the fund's performance relative to the LBHYBI were: (1) the selection of specific individual securities over other available securities issued by similar types of issuers; (2) the effective duration of the fund's portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (3) the credit ratings of portfolio securities (which indicates the risk that securities will default); and (4) the allocation of the portfolio among securities of issuers within a similar industry (referred to as "sectors"). Additionally, the fund's performance was positively affected by a one-time contribution made by the fund's Adviser. Further information regarding this contribution, which was made as both a reimbursement of operating expenses and a contribution to capital, can be found in Note 5 to the fund's Financial Statements.

HIGH-YIELD MARKET OVERVIEW

For the fiscal year ended February 28, 2005, the high-yield bond market significantly outperformed the high-quality bond market. 2 For example, as noted above, the LBHYBI returned 10.79% during the reporting period, versus a 2.43% return over the same period for the Lehman Brothers U.S. Aggregate Bond Index, a measure of high-quality bond performance. 3

1 Lehman Brothers U.S. Corporate High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment grade. Investments cannot be made in an index.

2 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk or default.

3 Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index composed of securities from Lehman Brother Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by capitalization. Investments cannot be made in an index.

During the reporting period, yields on U.S. Treasury securities with maturities of zero to ten years increased with the rise more pronounced on shorter-term Treasury securities. This rise negatively impacted most fixed-income securities (by causing prices of such securities to decline), but especially impacted higher-quality, fixed-income securities. By comparison, the high-yield (lower-quality) bond market experienced a decline in yields (and an increase in price). The primary factors that contributed to the strong relative performance of the high-yield bond market were sustained growth in the U.S. economy, strong earnings growth in corporate America, and a decline in the rate at which corporate borrowers defaulted on their debt obligations. These factors led to a contraction of the risk premium or "credit spread" investors require for investing in the high-yield market, more than offsetting the increase in the risk-free rate on U.S. Treasuries mentioned above. For example, the spread over U.S. Treasuries for the Credit Suisse High Yield Index contracted from 4.96% at the beginning of the reporting period, to 3.07% at the end of the reporting period. 4

The lower credit quality sector of the high-yield market had the strongest performance. For example, within the LBHYBI, bonds rated CCC, returned 14.22%, compared to higher-rated B bonds, which returned 10.71%, and BB-rated bonds, which returned 8.65%. From an industry perspective, the Textile, Chemical, Financial, Utility--Natural Gas, Utility--Electric, and Building Products sectors of the high-yield bond market performed well, while the Airline, Environmental, and Automotive sectors performed poorly. Although high-yield mutual funds experienced net cash outflows during the 12-month reporting period, increased allocations to the high-yield market from hedge funds, pension funds, and insurance companies created more than ample demand for what was one of the busiest years for new high-yield bond issuance in recent years.

SECURITY SELECTION

During the reporting period, individual holdings (within certain sectors) that had the greatest positive impact on fund performance included: El Paso Corp. (Utilities--Natural Gas), Levi Strauss & Co. (Textiles), AT&T Corp. (Tele Communications), Williams Companies (Utilities--Natural Gas), River Holdings (Healthcare), and MMI Products (Building Materials). In contrast, the holdings that detracted fund performance included: Tekni-Plex (Packaging), PCA International (Retailers), American Cellular Corp. (Wireless Communications), Eagle Picher Industries (Industrial--Other), and ICON Health & Fitness (Consumer Products).

4 Credit Suisse High Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Indexes are unmanaged and investments cannot be made in an index.

DURATION

During the 12-month reporting period, the duration of the fund was shorter than the duration of the LBHYBI. 5 The short duration hurt the performance of the fund relative to the LBHYBI since the fund did not benefit as much from the decrease in interest rates in the high-yield bond market (and resulting price appreciation). 6

CREDIT QUALITY

During the reporting period, relative to the LBHYBI, the fund had less of its portfolio invested in BB-rated bonds and more of its portfolio invested in single B-rated bonds. This aspect of the fund's credit quality positioning contributed to the fund's performance. The fund's positioning with respect to CCC-rated bonds detracted from its performance relative to the LBHYBI. Specifically, the fund's CCC-rated holdings constituted a larger percentage of its portfolio than the LBHYBI, but were of a relatively lower perceived credit risk, as reflected by the lower yield on those securities. As a result, the fund benefited less from the contraction of credit spreads (and resulting price appreciation) that occurred in the broader CCC-rated sector of the high-yield bond market. 7

SECTOR

Relative to the LBHYBI, the fund had more of its portfolio allocated to Textile, Chemical and Building Products sectors, which in turn benefited fund performance. The fund also benefited from having no investment in the Airline sector. However, the fund had less of its portfolio allocated to Utility--Electric and Financial Institution sectors, which detracted from its performance relative to the LBHYBI.

5 Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to changes in interest rates and credit spreads than securities of shorter durations.

6 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

7 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED HIGH YIELD TRUST

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated High Yield Trust (the "Fund") from February 28, 1995 to February 28, 2005, compared to the Lehman Brothers High Yield Single B Rated Index (LBSBRI), 2 the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYBI), 2 and the Lipper High Current Yield Fund's Average (LHCYFA). 3

Average Annual Total Return for the Period Ended 2/28/2005
1 Year	11.74%
5 Years	4.53%
10 Years	6.38%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI, LBHYBI, and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The LBSBRI and LBHYBI are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments Summary Tables

At February 28, 2005, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
BBB	1.8%	Baa	0.5%
BB	25.8%	Ba	24.9%
B	55.4%	B	50.3%
CCC	13.2%	Caa	19.0%
CC	0.1%	Ca	1.0%
Not rated by S&P 3	1.8%	Not rated by Moody's 3	2.4%
Cash Equivalents [4]	1.5%	Cash Equivalents [4]	1.5%
Other Securities [5]	0.4%	Other Securities [5]	0.4%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information. These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Other Securities include common stock and warrants that do not qualify for credit ratings from an NRSRO.

At February 28, 2005, the Fund's index classification 6 was as follows:

Percentage of Total Investments [2]
Media--Non-cable	10.5%
Chemicals	6.2%
Healthcare	5.9%
Wireline Communications	5.8%
Food & Beverage	5.7%
Industrial--Other	5.5%
Gaming	4.9%
Utility--Natural Gas	4.5%
Consumer Products	4.4%
Paper	3.9%
Technology	3.7%
Utility--Electric	3.7%
Retailers	3.5%
Building Materials	3.4%
Automotive	3.2%
Media--Cable	3.2%
Entertainment	2.5%
Other [7]	18.0%
Cash Equivalents [4]	1.5%
TOTAL	100.0%

6 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield Composite Bond Index (LHYCBI). Individual portfolio securities that are not included in the LHYCBI are assigned to an index classification at the discretion of the Fund's adviser.

7 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total investments have been aggregated under the designation "Other."

Portfolio of Investments

February 28, 2005

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--96.0%
		Aerospace/Defense--1.3%
$975,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,053,000
550,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	607,750
775,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	14,260
350,000	[1,2]	K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	356,125
400,000	[1,2]	K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015	407,000
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,032,500
850,000	[1,2]	L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	867,000
425,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014	459,000
600,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	640,500
		TOTAL	5,437,135
		Automotive--3.2%
850,000		Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008	867,000
1,075,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	999,750
1,100,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,045,000
2,100,000		General Motors Corp., Note, 8.375%, 7/15/2033	2,068,357
950,000	[1,2]	Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	1,030,750
625,000	[1,2,4]	Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	371,875
1,175,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	1,339,500
1,674,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	1,975,320
925,000	[1,2]	Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	989,750
1,100,000	[1,2]	Transportation Technologies Industries, Inc., Sr. Sub. Note, 12.50%, 3/31/2010	1,141,250
1,200,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,284,000
		TOTAL	13,112,552
		Building Materials--3.4%
1,375,000	[4]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	1,003,750
700,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	775,250
1,125,000	[1,2]	Builders Firstsource, Inc., Sr. Secd. Note, 7.02438%, 2/15/2012	1,133,437
975,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	1,057,875
1,375,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	1,440,312
1,100,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	1,185,250
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--continued
$475,000	[1,2]	Goodman Global Holdings, Inc., Floating Rate Note, 5.76%, 6/15/2012	$489,250
925,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	908,813
750,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	885,000
750,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	810,000
2,200,000	[4]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,661,000
1,200,000	[1,2,4]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	744,000
550,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	563,750
650,000		Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	653,250
525,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	553,875
		TOTAL	13,864,812
		Chemicals--6.1%
600,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Sr. Secd. Note, 8.501%, 12/15/2011	621,000
894,000	[1,2]	BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014	1,037,040
1,125,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	1,257,187
850,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	956,250
1,100,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	929,500
1,600,000	[4]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,448,000
1,593,000	[1,2,4]	Crystal U.S. Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	1,154,925
1,250,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,440,625
900,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	1,023,750
825,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	975,563
1,159,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	1,224,194
1,225,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,381,188
1,100,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	1,259,500
2,200,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	2,387,000
275,000		Lyondell Chemical Co., Sr. Secd. Note, 10.50%, 6/1/2013	326,563
1,500,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,575,000
149,000	[4]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	114,730
1,375,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,526,250
550,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	572,688
1,000,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	1,005,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Chemicals--continued
$575,000	[1,2]	Rockwood Specialties Group, Inc., Sr. Sub. Note, Series 144A, 7.625%, 11/15/2014	$810,877
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	451,920
175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	191,296
1,250,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	1,315,625
		TOTAL	24,985,671
		Construction Machinery--1.9%
1,500,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	1,586,250
1,850,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	2,044,250
5,525,000	[3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
300,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	340,500
1,325,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	1,351,500
1,325,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	1,484,000
1,000,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	1,012,500
		TOTAL	7,819,000
		Consumer Products--4.3%
1,075,000	[1,2,4]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	779,375
1,150,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	1,259,250
450,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	474,750
1,250,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,143,750
750,000		Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	776,250
550,000	[1,2]	Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	562,375
850,000	[3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	12,240
1,450,000	[3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	7,685
850,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	658,750
2,700,000	[4]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,944,000
875,000	[1,2]	Jostens IH Corp., 7.625%, 10/1/2012	907,813
200,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	217,500
725,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	801,125
1,675,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,811,094
1,850,000	[1,2]	Rayovac Corp., 7.375%, 2/1/2015	1,900,875
1,025,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,078,813
1,275,000	[1,2,4]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	835,125
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Products--continued
$400,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	$419,000
705,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	807,225
825,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	798,188
480,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	532,800
		TOTAL	17,727,983
		Energy--1.4%
1,775,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,952,500
450,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	486,000
1,225,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	1,335,250
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	430,000
1,500,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,676,250
		TOTAL	5,880,000
		Entertainment--2.5%
150,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	152,250
1,700,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,865,750
375,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	420,937
2,625,000	[4]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,975,312
900,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	959,625
1,525,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	1,605,063
2,075,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	2,448,500
375,000	[1,2]	Universal City Florida Holding Co., Floating Rate Note, 7.4925%, 5/1/2010	394,688
275,000	[1,2]	Universal City Florida Holding Co., Sr. Note, 8.375%, 5/1/2010	290,813
		TOTAL	10,112,938
		Environmental--1.1%
3,000,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	3,247,500
925,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	1,051,031
		TOTAL	4,298,531
		Financial Institutions--0.3%
1,025,000	[1,2]	AMR Real Estate Partners Finance, Sr. Note, 7.125%, 2/15/2013	1,042,937
		Food & Beverage--5.5%
1,950,000	[1,2,4]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,379,625
544,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	568,480
1,500,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	1,635,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--continued
$675,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	$727,312
1,000,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	1,092,500
1,150,000	[1,2]	Del Monte Corp., 6.75%, 2/15/2015	1,187,375
1,175,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	1,213,187
1,075,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	1,163,687
900,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	751,500
471,000		Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	551,070
1,025,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,089,063
900,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	945,000
1,350,000	[1,2]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,427,625
925,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	1,054,500
1,450,000	[1,2,4]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,080,250
950,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	1,059,250
2,525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,843,781
625,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	701,563
600,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	687,000
1,825,000	[1,2,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	1,469,125
		TOTAL	22,626,893
		Gaming--4.9%
1,350,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,495,125
350,000	[1,2]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	357,000
1,000,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	1,110,000
3,700,000		MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014	3,709,250
1,475,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,626,188
125,000		Magna Entertainment Corp., Sub. Note, 7.25%, 12/15/2009	132,653
1,000,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	1,063,750
3,225,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	3,644,250
850,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	875,500
900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	1,017,000
1,250,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	1,450,000
1,225,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	1,336,781
775,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	806,969
1,125,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,231,875
		TOTAL	19,856,341
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Healthcare--5.8%
$450,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	$478,125
1,700,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	1,776,500
1,100,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	1,166,000
525,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	535,500
2,950,000	[1,2,4]	CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	1,843,750
375,000		Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	404,531
400,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	435,000
275,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014	291,500
1,650,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	1,843,875
1,125,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	1,292,426
725,000		HCA - The Healthcare Corp., Sr. Note, 6.375%, 1/15/2015	739,472
2,500,000		HCA Inc., Sr. Note, 6.75%, 7/15/2013	2,626,002
1,225,000		HCA Inc., Sr. Note, 7.50%, 11/6/2033	1,300,450
850,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	852,125
734,005		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	796,395
1,125,000	[1,2]	Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,231,875
1,200,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	1,275,000
525,000	[1,2]	Rural/Metro Operating Company, LLC, Sr. Sub. Note, 9.875%, 3/15/2015	542,063
1,125,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	1,226,250
750,000	[1,2]	Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	802,500
800,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	824,000
425,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	444,125
575,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	635,375
400,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	410,000
		TOTAL	23,772,839
		Industrial - Other--5.3%
1,175,000	[1,2]	ALH Finance LLC/ALH Finance Corp., Sr. Sub., 8.50%, 1/15/2013	1,216,125
1,000,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	1,055,000
1,200,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	1,362,000
1,475,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	1,670,437
825,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	874,500
525,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	582,750
1,350,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	1,113,750
1,000,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	1,030,000
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrial - Other--continued
$1,170,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	$1,327,950
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,010,000
1,025,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	1,132,625
775,000	[1,2]	NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	809,875
2,117,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	2,349,870
739,185	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	765,056
900,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	994,500
1,250,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,418,750
1,400,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,452,500
1,025,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	1,096,750
550,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	572,688
		TOTAL	21,835,126
		Lodging--1.8%
750,000	[1,2]	Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	761,250
1,500,000	[1,2]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,642,500
604,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	623,630
925,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	1,031,375
1,125,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,278,281
1,950,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	2,081,625
		TOTAL	7,418,661
		Media - Cable--3.0%
2,450,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,649,062
650,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	726,375
1,000,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	1,130,000
2,100,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%, 4/1/2011	1,722,000
2,050,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,175,562
2,175,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	2,512,125
1,300,000		Rogers Cablesystems Ltd., Sr. Sub. GTD. Note, 11.00%, 12/1/2015	1,441,375
		TOTAL	12,356,499
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--9.7%
$1,925,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	$2,098,250
1,375,000	[4]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	1,256,406
925,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,003,625
1,025,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	1,071,125
525,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	556,500
975,000	[1,2]	CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,023,750
425,000		Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	454,750
1,800,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	2,043,000
1,836,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	2,230,740
2,134,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,459,435
1,225,000	[4]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	970,812
2,750,000		Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011	2,846,250
1,725,000	[4]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	1,224,750
1,000,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 7.79375%, 1/15/2012	1,032,500
675,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	723,938
825,000		Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008	841,500
950,000	[4]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	684,000
475,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	479,750
1,400,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	1,547,000
2,750,000	[1,2,4]	PanAmSat Holding Corp., Sr. Disc. Note, 0/10.375%, 11/1/2014	1,918,125
1,925,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	2,184,875
1,500,000	[1,2]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,766,250
1,550,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,852,250
350,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	368,813
2,650,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	2,689,750
1,200,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,227,000
699,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	830,063
1,280,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	1,283,200
650,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	741,813
459,485	[4]	Ziff Davis Media, Inc., Company Guarantee, Series, 0/12.00%, 8/12/2009	493,946
		TOTAL	39,904,166
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Metals & Mining--1.7%
$400,000		California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	$402,000
450,000	[1,2]	Imco Recycling Escrow, Sr. Note, 9.00%, 11/15/2014	474,750
1,400,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,589,000
501,000		Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	617,232
925,000	[1,2]	Novelis, Inc., 7.25%, 2/15/2015	962,000
1,000,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,045,000
1,472,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	1,685,440
		TOTAL	6,775,422
		Packaging--2.3%
1,450,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	1,660,250
525,000	[1,2]	Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	563,062
1,000,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	1,115,000
800,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	786,000
500,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	542,500
1,475,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	1,556,125
1,475,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	1,570,875
650,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	638,625
402,013	[1]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	248,926
875,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	783,125
		TOTAL	9,464,488
		Paper--3.8%
350,000	[1,2]	Boise Cascade LLC, Sr. Note, 5.535%, 10/15/2012	363,125
475,000	[1,2]	Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	504,687
1,395,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	1,459,519
3,800,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	4,412,750
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,535,625
500,000	[1,2]	JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015	655,124
825,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	895,125
1,425,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,585,313
1,400,000		Mercer International, Inc., 9.25%, 2/15/2013	1,391,250
244,000		Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	286,700
1,150,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,257,813
1,350,000		Tembec Industries, Inc., 8.50%, 2/1/2011	1,356,750
		TOTAL	15,703,781
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Restaurants--0.6%
$275,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	$295,625
650,000	[1,2]	Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013	689,000
456,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	494,760
925,000	[1,2]	Landry's Seafood Restaurants, Inc., Sr. Note, 7.50%, 12/15/2014	929,625
		TOTAL	2,409,010
		Retailers--3.1%
1,200,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,290,000
1,225,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,277,062
800,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	682,000
1,175,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	1,289,563
1,525,000	[1,2]	Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	1,570,750
825,000		Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012	915,750
900,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	954,000
2,293,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	2,814,135
1,650,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	1,798,500
		TOTAL	12,591,760
		Services--1.2%
325,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	372,937
1,175,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	1,283,687
950,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	970,188
100,000		Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012	106,750
1,012,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	1,018,325
925,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	1,079,937
		TOTAL	4,831,824
		Technology--3.6%
926,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	1,081,105
1,225,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	1,319,937
1,300,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	1,296,750
700,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	766,500
1,600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	1,732,000
475,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	502,313
1,000,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,082,500
475,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	523,688
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Technology--continued
$1,875,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	$2,128,125
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	912,188
725,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	789,344
2,250,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	2,624,062
		TOTAL	14,758,512
		Textile--0.7%
300,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	292,500
425,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	459,000
900,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	996,750
1,073,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	1,201,760
		TOTAL	2,950,010
		Tobacco--0.8%
1,525,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	1,631,750
1,050,000		Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011	1,178,625
475,000		Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	515,375
		TOTAL	3,325,750
		Transportation--0.7%
1,100,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	935,000
4,950,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,600,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,824,000
3,125,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	2,759,000
		Utility - Electric--3.7%
575,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	618,125
2,316,248		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	2,559,454
650,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	490,750
1,150,000		Calpine Corp., Note, 8.50%, 2/15/2011	822,250
425,000	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	425,631
1,174,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	1,303,140
125,000		Nevada Power Co., 6.50%, 4/15/2012	133,125
375,000	[1,2]	Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015	381,563
1,650,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	1,914,000
300,000	[1,2]	Northwestern Corp., Sr. Secd. Note, 5.875%, 11/1/2014	305,132
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,850,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	$2,169,125
1,075,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	1,194,594
1,325,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	1,497,250
1,125,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	1,206,563
		TOTAL	15,020,702
		Utility - Natural Gas--4.5%
450,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	501,187
1,325,000		El Paso Corp., 6.75%, 5/15/2009	1,351,500
2,625,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	2,644,687
2,275,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	2,451,312
1,350,000	[1,2]	Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,363,500
550,000	[1,2]	Inergy LP, Sr. Note, 6.875%, 12/15/2014	561,000
250,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014	258,750
750,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	800,625
800,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	838,271
700,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	827,750
850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	949,875
925,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,138,906
3,525,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	4,089,000
475,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	560,500
		TOTAL	18,336,863
		Wireless Communications--2.1%
550,000	[4]	Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	418,688
300,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	315,750
500,000	[1,2]	New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	522,500
2,900,000		Nextel Communications, Inc., Sr. Note, 6.875%, 10/31/2013	3,146,500
273,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	306,784
1,375,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,417,969
300,000		Rogers Wireless, Inc., Sr. Secd. Note, 5.525%, 12/15/2010	318,000
150,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	163,125
125,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	137,500
575,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	626,031
925,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	1,054,500
		TOTAL	8,427,347
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Wireline Communications--5.7%
$4,650,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	$5,934,562
816,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	887,400
975,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	1,021,312
725,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	753,094
950,000		Citizens Communications Co., 9.00%, 8/15/2031	1,093,687
750,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	748,125
350,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	405,125
1,875,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	2,111,719
1,000,000		Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	770,000
4,325,000	[1,2]	Qwest Corp., Note, 9.125%, 3/15/2012	5,027,813
3,125,000	[1,2]	Qwest Services Corp., Inc., Sr. Sub. Note, 14.00%, 12/15/2010	3,726,563
925,000	[1,2]	Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	964,313
		TOTAL	23,443,713
		TOTAL CORPORATE BONDS (IDENTIFIED COST $386,670,843)	392,850,266
		COMMON STOCKS & WARRANTS--0.4%
		Chemicals--0.0%
395	[3]	General Chemical Industrial Products, Inc.	76,243
228	[3]	General Chemical Industrial Products, Inc., Warrants	0
169	[3]	General Chemical Industrial Products, Inc., Warrants	0
		TOTAL	76,243
		Food & Beverage--0.1%
27,755		B&G Foods, Inc.	413,549
		Industrial - Other--0.1%
214,806	[1,2,3]	ACP Holdings Corp., Warrants	445,722
		Media - Cable--0.1%
5,008	[3]	NTL, Inc.	324,969
		Media - Non-Cable--0.1%
1,375	[3]	Advanstar, Inc., Warrants	27
2,200	[3]	XM Satellite Radio, Inc., Warrants	156,200
22,000	[3]	Ziff Davis Media, Inc., Warrants	11,000
		TOTAL	167,227
Shares			Value in U.S. Dollars
		COMMON STOCKS & WARRANTS--continued
		Metals & Mining--0.0%
138,395	[3]	Royal Oak Mines, Inc.	$484
		Other--0.0%
469	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
1,000	[3]	Pliant Corp., Warrants	0
45,000	[1,3]	Russell Stanley Holdings, Inc.	22,500
		TOTAL	22,500
		Paper--0.0%
900	[1,2,3]	MDP Acquisitions PLC, Warrants	22,950
		Wireline Communications--0.0%
63,896	[3]	McLeodUSA, Inc., Warrants	7,028
16,732	[3]	Viatel Holding (Bermuda) Ltd.	19,242
		TOTAL	26,270
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $12,378,628)	1,499,914
		PREFERRED STOCKS--0.9%
		Media - Non-Cable--0.6%
22,300		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.63 Annual Dividend	2,235,575
120		Ziff Davis Media, Inc., PIK Pfd., Series E-1	83,100
		TOTAL	2,318,675
		Retailers--0.3%
1,625		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	1,417,812
		Wireline Communications--0.0%
28,835		McLeodUSA, Inc., Conv. Pfd., Series A	62,284
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $10,033,615)	3,798,771
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--1.4%
$5,931,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.640%, dated 2/28/2005 to be repurchased at $5,931,435 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2030, collateral market value $2,040,000,470 (at amortized cost)	$5,931,000
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $415,014,086) [5]	404,079,951
		OTHER ASSETS AND LIABILITIES - NET--1.3%	5,275,153
		TOTAL NET ASSETS--100%	$409,355,104

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $97,300,466, which represents 23.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At February 28, 2005, these securities amounted to $97,029,040 which represents 23.7% of total net assets.

3 Non-income producing security.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 The cost of investments for federal tax purposes amounts to $428,484,357.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005

Assets:
Total investments in securities, at value (identified cost $415,014,086)		$404,079,951
Income receivable		6,907,344
Receivable for investments sold		1,447,848
Receivable for shares sold		658,592
TOTAL ASSETS		413,093,735
Liabilities:
Payable for investments purchased	$1,780,653
Payable for shares redeemed	1,058,091
Income distribution payable	589,575
Payable for foreign currency exchange contracts	16,284
Payable to bank	131,903
Payable for Directors'/Trustees' fees	2,734
Payable for shareholder services fee (Note 5)	62,657
Accrued expenses	96,734
TOTAL LIABILITIES		3,738,631
Net assets for 65,754,110 shares outstanding		$409,355,104
Net Assets Consist of:
Paid-in capital		$701,425,056
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(10,950,204)
Accumulated net realized loss on investments and foreign currency transactions		(279,423,180)
Distributions in excess of net investment income		(1,696,568)
TOTAL NET ASSETS		$409,355,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$409,355,104 ÷ 65,754,110 shares outstanding, no par value, unlimited shares authorized		$6.23

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2005

Investment Income:
Dividends (including income received from affiliated issuers of $24,584)			$352,278
Interest			35,422,123
TOTAL INCOME			35,774,401
Expenses:
Investment adviser fee (Note 5)		$3,193,815
Administrative personnel and services fee (Note 5)		341,403
Custodian fees		21,767
Transfer and dividend disbursing agent fees and expenses (Note 5)		276,055
Directors'/Trustees' fees		15,324
Auditing fees		19,016
Legal fees		3,999
Portfolio accounting fees		91,500
Shareholder services fee (Note 5)		1,064,605
Share registration costs		61,044
Printing and postage		58,942
Insurance premiums		19,146
Miscellaneous		4,850
TOTAL EXPENSES		5,171,466
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(825,354)
Waiver of administrative personnel and services fee	(16,911)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,331)
Waiver of shareholder services fee	(212,921)
Reimbursement of other operating expenses	(117,643)
TOTAL WAIVERS AND REIMBURSEMENT		(1,180,160)
Net expenses			3,991,306
Net investment income			31,783,095
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments			171,791
Net realized loss on foreign currency transactions			(147,345)
Net increase due to reimbursement from adviser (Note 5)			1,237,816
Net change in unrealized depreciation of investments			11,270,102
Net change in unrealized depreciation of translation of assets and liabilities in foreign currency			(16,069)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			12,516,295
Change in net assets resulting from operations			$44,299,390

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,783,095	$45,397,800
Net realized gain (loss) on investments and foreign currency transactions	24,446	(6,386,210)
Net increase due to reimbursement from adviser (Note 5)	1,237,816	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	11,254,033	72,598,474
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,299,390	111,610,064
Distributions to Shareholders:
Distributions from net investment income	(34,233,287)	(48,222,764)
Share Transactions:
Proceeds from sale of shares	195,019,070	603,786,145
Net asset value of shares issued to shareholders in payment of distributions declared	25,463,372	34,523,710
Cost of shares redeemed	(318,506,442)	(724,222,498)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(98,024,000)	(85,912,643)
Change in net assets	(87,957,897)	(22,525,343)
Net Assets:
Beginning of period	497,313,001	519,838,344
End of period (including distributions in excess of net investment income of $(1,696,568) and $(2,367,261), respectively)	$409,355,104	$497,313,001

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Fixed income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At February 28, 2005, the Fund had outstanding foreign currency commitment as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
5/16/2005	500,000 Euro Dollars	$654,700	$663,094	$ (8,394)
5/16/2005	585,000 Euro Dollars	$ 767,930	$775,820	$ (7,890)
NET UNREALIZED DEPRECIATION FOREIGN EXCHANGE CONTRACTS				$ (16,284)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at February 28, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997-8/19/1997	$4,646,903
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999- 2/15/2005	$2,334,085
Russell Stanley Holdings, Inc.	11/9/2001	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended February 28 or 29	2005	2004
Shares sold	32,092,063	104,444,327
Shares issued to shareholders in payment of distributions declared	4,176,093	5,899,198
Shares redeemed	(52,790,268)	(123,797,943)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(16,522,112)	(13,454,418)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, foreign currency reclass, and adjustments for tax gain/loss on sale of defaulted securities.

For the year ended February 28, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment (Loss)	Accumulated Net Realized (Losses)
$3,120,885	$(3,120,885)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2005 and February 29, 2004, was as follows:

	2005	2004
Ordinary income	$34,233,287	$48,222,764

As of February 29, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$691,385
Net unrealized depreciation	$24,387,317
Capital loss carryforward	$267,767,568

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to tax deferral of losses on wash sales, discount accretion/premium amortization on debt securities and cost adjustments and interest write-offs for defaulted bonds.

At February 28, 2005, the cost of investments for federal tax purposes was $428,484,357. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $24,404,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,284,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,688,782.

At February 28, 2005, the Fund had a capital loss carryforward of $267,767,568 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,702,053
2009	$ 35,176,615
2010	$92,960,310
2011	$94,995,842
2012	$36,932,748

The Fund used capital loss carryforwards of $2,171,978 to offset taxable capital gains realized during the year ended February 28, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $24,584 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $91,218, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,355,459. Of the total amount, $117,643 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $1,237,816 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds'closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended February 28, 2005, were as follows:

Purchases	$200,054,256
Sales	$302,516,646

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended February 28, 2005, 1.04% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended February 28, 2005, 1.07% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED HIGH YIELD TRUST:

We have audited the accompanying statement of assets and liabilities of Federated High Yield Trust (the "Fund"), including the portfolio of investments, as of February 28, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Trust at February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
April 8, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: April 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd., and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: April 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

30221 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $18,484

                  Fiscal year ended 2004 - $18,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit
Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.
The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The
Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $244,338

                  Fiscal year ended 2004 - $109,542

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Yield Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005